CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)
Statement of Cash Flows [Abstract]
Net cash used in operating activities	¥ (25,478)	$ (3,713)	¥ (27,545)
Financing activities:
Proceeds from issuance of convertible notes			17,832
Proceeds from short-term borrowings	25,527	3,717
Repayment of rental instalment loans			(1,300)
Net cash provided by financing activities	25,527	3,717	16,532
Effect of foreign exchange rate changes	(545)	(77)	(142)
Net decrease in cash, cash equivalents and restricted cash	(496)	(73)	(11,155)
Cash, cash equivalents and restricted cash at the beginning of the period	2,878	419	19,252	¥ 19,252
Cash, cash equivalents and restricted cash at the end of the period	2,382	346	8,097	2,878
Supplemental schedule of non-cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	547,440	79,713
Supplemental disclosure of cash flow information:
Income taxes paid			4
Reconciliation to amounts on the condensed consolidated balance sheets:
Cash and cash equivalents	2,276	331		2,772
Restricted cash	106	$ 15		106
Cash, cash equivalents and restricted cash at the end of the year	¥ 2,382		¥ 8,097	¥ 2,878